American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible U.S. Equity ETF (AVSU)
May 31, 2026

Avantis Responsible U.S. Equity ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 0.2%
AerSale Corp.(1)	4	26
ATI, Inc.(1)	228	39,937
FTAI Aviation Ltd.	247	64,304
General Electric Co.	452	146,340
Hexcel Corp.	1,418	127,322
Howmet Aerospace, Inc.	525	135,581
L3Harris Technologies, Inc.	289	91,087
Leonardo DRS, Inc.	88	4,291
Rocket Lab Corp.(1)	11	1,578
RTX Corp.	661	118,755
VSE Corp.	7	1,296
Woodward, Inc.	71	24,852
		755,369
Air Freight and Logistics — 0.7%
CH Robinson Worldwide, Inc.	878	156,855
Expeditors International of Washington, Inc.	46	7,267
FedEx Corp.	4,777	1,966,930
Forward Air Corp.(1)	15	159
GXO Logistics, Inc.(1)	152	7,617
Hub Group, Inc., Class A	2,004	83,246
Radiant Logistics, Inc.(1)	2,996	25,436
United Parcel Service, Inc., Class B	9,858	1,051,750
		3,299,260
Automobile Components — 0.6%
Aptiv PLC(1)	5,656	384,269
Autoliv, Inc.	3,319	421,911
BorgWarner, Inc.	9,309	668,572
Dana, Inc.	7,012	248,295
Dauch Corp.(1)	5,335	35,424
Dorman Products, Inc.(1)	690	85,505
Fox Factory Holding Corp.(1)	12	217
Gentex Corp.	4,943	119,423
Gentherm, Inc.(1)	521	18,074
Goodyear Tire & Rubber Co.(1)	13,013	79,379
LCI Industries	973	106,076
Lear Corp.	1,775	254,038
Motorcar Parts of America, Inc.(1)	1,016	11,237
Patrick Industries, Inc.	186	16,837
Phinia, Inc.	2,115	163,405
Standard Motor Products, Inc.	476	18,654
Versigent PLC(1)	1,852	81,710
Visteon Corp.	1,230	145,497
		2,858,523
Automobiles — 0.9%
Ford Motor Co.	82,864	1,445,148
General Motors Co.	27,223	2,266,042
Harley-Davidson, Inc.	5,562	134,489
Lucid Group, Inc.(1)(2)	262	1,716
Rivian Automotive, Inc., Class A(1)	1,169	19,055

Tesla, Inc.(1)	911	397,005
Thor Industries, Inc.(2)	1,523	120,439
Winnebago Industries, Inc.	1,094	32,481
		4,416,375
Banks — 5.5%
ACNB Corp.	12	651
Amalgamated Financial Corp.	325	13,481
Amerant Bancorp, Inc.	56	1,272
Associated Banc-Corp.	4,485	124,728
Atlantic Union Bankshares Corp.	2,594	97,586
Axos Financial, Inc.(1)	2,333	202,761
Banc of California, Inc.	1,796	34,519
BancFirst Corp.	476	52,498
Bancorp, Inc.(1)	1,995	110,044
Bank First Corp.	26	3,615
Bank of America Corp.	43,476	2,243,362
Bank of Hawaii Corp.	1,215	93,069
Bank of NT Butterfield & Son Ltd.	1,782	100,612
Bank OZK	3,745	181,221
Banner Corp.	881	57,265
Bar Harbor Bankshares	656	22,921
BayCom Corp.	48	1,478
Beacon Financial Corp.	1,376	40,028
BOK Financial Corp.	744	95,262
Business First Bancshares, Inc.	222	6,323
Byline Bancorp, Inc.	836	27,663
Camden National Corp.	476	23,814
Central Pacific Financial Corp.	1,160	39,858
Citigroup, Inc.	20,242	2,548,468
Citizens Financial Group, Inc.	9,115	567,500
City Holding Co.	40	4,972
Columbia Banking System, Inc.	8,300	246,012
Columbia Financial, Inc.(1)	836	16,829
Commerce Bancshares, Inc.	3,093	161,516
Community Financial System, Inc.	400	25,456
Cullen/Frost Bankers, Inc.	1,165	157,881
Customers Bancorp, Inc.(1)	1,071	80,475
CVB Financial Corp.	3,002	61,121
Dime Community Bancshares, Inc.	7	262
Eagle Bancorp, Inc.	943	25,734
East West Bancorp, Inc.	4,210	515,893
Eastern Bankshares, Inc.	312	6,156
Enterprise Financial Services Corp.	189	11,455
Farmers & Merchants Bancorp, Inc.	476	13,295
Farmers National Banc Corp.	385	5,459
FB Financial Corp.	867	45,682
Fifth Third Bancorp	20,093	1,003,243
Financial Institutions, Inc.	156	5,652
First BanCorp	5,502	131,938
First Bancorp, Inc.	656	19,096
First Bancorp/Southern Pines NC	146	8,589
First Busey Corp.	2,625	71,846
First Business Financial Services, Inc.	39	2,243
First Citizens BancShares, Inc., Class A	16	31,848
First Commonwealth Financial Corp.	75	1,421

First Financial Bancorp	2,242	68,964
First Financial Bankshares, Inc.	2,327	76,046
First Financial Corp.	2	138
First Hawaiian, Inc.	2,745	74,060
First Horizon Corp.	10,936	264,979
First Interstate BancSystem, Inc., Class A	1,376	48,986
First Merchants Corp.	119	4,796
Five Star Bancorp	45	1,900
Flagstar Bank NA	13,733	193,086
Flushing Financial Corp.(2)	1,016	16,226
FNB Corp.	8,513	148,807
FS Bancorp, Inc.	464	18,889
Fulton Financial Corp.	5,894	127,841
German American Bancorp, Inc.	656	28,680
Glacier Bancorp, Inc.	1,133	53,874
Hancock Whitney Corp.	172	11,717
Hanmi Financial Corp.	36	1,084
Heritage Financial Corp.	241	6,567
Home BancShares, Inc.	3,720	99,547
HomeTrust Bancshares, Inc.	30	1,394
Hope Bancorp, Inc.	3,312	41,532
Horizon Bancorp, Inc.	375	6,956
Huntington Bancshares, Inc.	23,046	377,033
Independent Bank Corp.	993	78,526
Independent Bank Corp. (Michigan)	44	1,510
International Bancshares Corp.	1,780	128,445
JPMorgan Chase & Co.	20,959	6,273,238
KeyCorp	22,920	488,884
Lakeland Financial Corp.	520	31,528
Live Oak Bancshares, Inc.	836	31,793
M&T Bank Corp.	3,508	758,114
Mechanics Bancorp	836	12,306
Mercantile Bank Corp.	577	30,575
Meridian Corp.	491	8,828
Metrocity Bankshares, Inc.	148	4,834
National Bank Holdings Corp., Class A	154	6,442
NBT Bancorp, Inc.	1,301	60,158
Nicolet Bankshares, Inc.	30	4,208
Northfield Bancorp, Inc.	1,376	19,512
Northwest Bancshares, Inc.	612	8,660
OFG Bancorp	1,337	60,914
Old National Bancorp	6,455	154,985
Old Second Bancorp, Inc.	989	21,085
OP Bancorp	375	5,273
Origin Bancorp, Inc.	185	8,817
Park National Corp.	17	2,917
Pathward Financial, Inc.	1,255	103,211
PCB Bancorp	836	20,541
Peoples Bancorp, Inc.	1,008	35,058
Pinnacle Financial Partners, Inc.	3,361	328,504
PNC Financial Services Group, Inc.	4,352	962,314
Popular, Inc.	3,020	448,561
Prosperity Bancshares, Inc.	1,609	110,957
Provident Financial Services, Inc.	4,149	92,066
QCR Holdings, Inc.	146	13,454

Regions Financial Corp.	20,528	574,784
Renasant Corp.	1,386	56,438
S&T Bancorp, Inc.	216	9,739
Seacoast Banking Corp. of Florida	360	10,912
Simmons First National Corp., Class A	2,088	44,788
Southern Missouri Bancorp, Inc.	296	20,442
Southside Bancshares, Inc.	930	30,467
Southstate Bank Corp.	1,382	130,944
Stock Yards Bancorp, Inc.	72	5,165
TFS Financial Corp.	1,196	19,028
Tompkins Financial Corp.	56	4,824
Towne Bank	165	5,622
TriCo Bancshares	202	10,262
Truist Financial Corp.	14,072	678,411
TrustCo Bank Corp.	564	29,221
Trustmark Corp.	422	18,636
U.S. Bancorp	16,332	895,810
UMB Financial Corp.	1,645	215,923
United Bankshares, Inc.	212	9,203
United Community Banks, Inc.	2,802	92,326
Univest Financial Corp.	46	1,814
Valley National Bancorp	7,452	102,614
WaFd, Inc.	761	27,061
Webster Financial Corp.	3,602	261,937
Wells Fargo & Co.	2,891	224,168
WesBanco, Inc.	40	1,386
Westamerica Bancorporation	393	21,808
Western Alliance Bancorp	2,694	214,577
Wintrust Financial Corp.	1,980	297,455
WSFS Financial Corp.	151	10,789
Zions Bancorp NA	4,948	309,003
		25,668,950
Beverages — 0.7%
Boston Beer Co., Inc., Class A(1)	28	4,964
Brown-Forman Corp., Class A	224	5,988
Brown-Forman Corp., Class B	2,154	55,401
Coca-Cola Co.	17,067	1,348,464
Constellation Brands, Inc., Class A	1,674	232,385
Keurig Dr. Pepper, Inc.	5,117	153,663
Molson Coors Beverage Co., Class B	4,282	169,267
Monster Beverage Corp.(1)	659	58,045
PepsiCo, Inc.	7,902	1,139,389
		3,167,566
Biotechnology — 2.4%
AbbVie, Inc.	9,172	1,996,928
ACADIA Pharmaceuticals, Inc.(1)	321	6,953
Agios Pharmaceuticals, Inc.(1)	1,068	31,399
Alkermes PLC(1)	1,460	61,598
Alnylam Pharmaceuticals, Inc.(1)	12	3,624
Altimmune, Inc.(1)	763	2,327
Amgen, Inc.	3,616	1,217,833
AnaptysBio, Inc.(1)	18	1,002
Anika Therapeutics, Inc.(1)	385	5,594
Apogee Therapeutics, Inc.(1)	17	1,396
Biogen, Inc.(1)	1,900	372,400

BioMarin Pharmaceutical, Inc.(1)	2,254	129,132
Catalyst Pharmaceuticals, Inc.(1)	5,093	159,054
CRISPR Therapeutics AG(1)(2)	289	16,236
Cytokinetics, Inc.(1)	570	43,753
Denali Therapeutics, Inc.(1)	828	17,421
Dianthus Therapeutics, Inc.(1)	31	2,883
Emergent BioSolutions, Inc.(1)	911	8,308
Enanta Pharmaceuticals, Inc.(1)	296	3,895
Entrada Therapeutics, Inc.(1)	742	5,246
Exelixis, Inc.(1)	9,681	488,697
First Tracks Biotherapeutics, Inc.(1)	18	287
Gilead Sciences, Inc.	20,737	2,787,675
GRAIL, Inc.(1)	192	13,763
Halozyme Therapeutics, Inc.(1)	3,349	222,843
Incyte Corp.(1)	2,514	243,204
Insmed, Inc.(1)	125	13,364
Ionis Pharmaceuticals, Inc.(1)	38	2,907
Krystal Biotech, Inc.(1)	28	8,653
Kura Oncology, Inc.(1)	1,215	12,393
Madrigal Pharmaceuticals, Inc.(1)	8	3,978
Moderna, Inc.(1)	4,074	192,252
Myriad Genetics, Inc.(1)	3	12
Neurocrine Biosciences, Inc.(1)	976	154,501
Oruka Therapeutics, Inc.(1)	64	3,746
Praxis Precision Medicines, Inc.(1)	7	2,450
PTC Therapeutics, Inc.(1)	506	37,368
Regeneron Pharmaceuticals, Inc.	1,087	668,266
REGENXBIO, Inc.(1)	1,462	10,249
Relay Therapeutics, Inc.(1)	474	6,660
Rigel Pharmaceuticals, Inc.(1)	1,135	34,606
Rocket Pharmaceuticals, Inc.(1)	2	6
Roivant Sciences Ltd.(1)	396	11,876
Sarepta Therapeutics, Inc.(1)	48	858
Tyra Biosciences, Inc.(1)	10	334
United Therapeutics Corp.(1)	1,077	599,695
Upstream Bio, Inc.(1)	34	284
Vanda Pharmaceuticals, Inc.(1)	1,556	10,036
Vaxcyte, Inc.(1)	28	1,439
Vertex Pharmaceuticals, Inc.(1)	3,828	1,713,183
Xencor, Inc.(1)	1,032	12,260
		11,344,827
Broadline Retail — 3.9%
Amazon.com, Inc.(1)	61,188	16,559,920
Coupang, Inc.(1)	22,579	374,812
Dillard's, Inc., Class A(2)	115	67,874
eBay, Inc.	2,608	284,976
Etsy, Inc.(1)	608	41,295
Kohl's Corp.	6,391	91,775
Macy's, Inc.	12,363	269,019
MercadoLibre, Inc.(1)	257	435,782
Ollie's Bargain Outlet Holdings, Inc.(1)	919	75,018
		18,200,471
Building Products — 1.0%
A.O. Smith Corp.	3,585	203,341
AAON, Inc.	982	137,676

Advanced Drainage Systems, Inc.	2,958	411,635
Allegion PLC	557	72,449
Apogee Enterprises, Inc.	1,028	39,486
Armstrong World Industries, Inc.	1,903	300,484
AZZ, Inc.	4	542
Builders FirstSource, Inc.(1)	2,142	163,349
Carlisle Cos., Inc.	1,274	439,288
Carrier Global Corp.	2,951	188,480
Fortune Brands Innovations, Inc.	960	37,382
Gibraltar Industries, Inc.(1)	1,280	49,472
Griffon Corp.	1,789	157,396
Hayward Holdings, Inc.(1)	1,644	23,197
Insteel Industries, Inc.	836	22,982
Janus International Group, Inc.(1)	5,971	31,885
Johnson Controls International PLC	1,499	200,956
Lennox International, Inc.	561	281,712
Masco Corp.	925	64,981
Masterbrand, Inc.(1)	3,800	32,984
Modine Manufacturing Co.(1)	1,902	530,487
Owens Corning	2,135	268,626
Quanex Building Products Corp.	1,959	36,457
Simpson Manufacturing Co., Inc.	1,160	220,099
Trane Technologies PLC	957	431,894
Trex Co., Inc.(1)	2,833	117,286
UFP Industries, Inc.	806	65,286
Zurn Elkay Water Solutions Corp.	1,860	87,420
		4,617,232
Capital Markets — 4.4%
Acadian Asset Management, Inc.	327	23,645
Affiliated Managers Group, Inc.	119	36,039
Ameriprise Financial, Inc.	2,903	1,293,896
Ares Management Corp., Class A	769	98,817
Artisan Partners Asset Management, Inc., Class A	2,146	80,346
Bank of New York Mellon Corp.	9,587	1,336,715
BGC Group, Inc., Class A	11,271	117,782
Blackrock, Inc.	673	704,550
Blackstone, Inc.	4,233	495,134
Carlyle Group, Inc.	6,567	298,339
Cboe Global Markets, Inc.	733	244,499
Charles Schwab Corp.	13,060	1,140,791
CME Group, Inc.	2,594	709,563
Cohen & Steers, Inc.	1,029	71,824
Coinbase Global, Inc., Class A(1)	1,719	324,943
DigitalBridge Group, Inc.	812	12,700
Donnelley Financial Solutions, Inc.(1)	444	17,622
Evercore, Inc., Class A	1,062	361,993
FactSet Research Systems, Inc.	535	131,326
Federated Hermes, Inc.	1,749	98,049
Franklin Resources, Inc.	4,834	149,951
Goldman Sachs Group, Inc.	3,541	3,631,508
Houlihan Lokey, Inc.	78	11,049
Interactive Brokers Group, Inc., Class A	196	17,046
Intercontinental Exchange, Inc.	1,366	201,963
Invesco Ltd.	7,299	207,730
Janus Henderson Group PLC	2,697	139,462

Jefferies Financial Group, Inc.	3,505	184,784
KKR & Co., Inc.	6,079	583,219
Lazard, Inc.	3,278	155,148
LPL Financial Holdings, Inc.	1,429	391,217
MarketAxess Holdings, Inc.	570	74,123
Moelis & Co., Class A	2,009	135,186
Moody's Corp.	969	439,199
Morgan Stanley	12,613	2,623,504
Morningstar, Inc.	116	21,114
MSCI, Inc.	128	80,817
Nasdaq, Inc.	416	38,488
Northern Trust Corp.	4,235	700,681
Oppenheimer Holdings, Inc., Class A	52	4,767
Piper Sandler Cos.	2,832	222,057
Raymond James Financial, Inc.	4,334	621,539
Robinhood Markets, Inc., Class A(1)	120	11,316
S&P Global, Inc.	1,221	517,704
SEI Investments Co.	3,443	302,571
State Street Corp.	4,649	723,570
Stifel Financial Corp.	4,771	334,686
T. Rowe Price Group, Inc.	2,731	285,471
Tradeweb Markets, Inc., Class A	711	71,278
Victory Capital Holdings, Inc., Class A	1,398	118,201
Virtu Financial, Inc., Class A	126	6,319
WisdomTree, Inc.(2)	4,736	90,221
		20,694,462
Chemicals — 0.4%
Albemarle Corp.	1,670	294,621
Ashland, Inc.	1,036	59,984
Avient Corp.	1,584	56,105
Axalta Coating Systems Ltd.(1)	3,302	101,603
Balchem Corp.	100	15,673
Corteva, Inc.	736	57,614
DuPont de Nemours, Inc.	4,158	201,330
Ecolab, Inc.	117	29,952
Element Solutions, Inc.	836	35,472
FMC Corp.	3,640	49,722
Hawkins, Inc.	951	147,186
Huntsman Corp.	6,246	95,876
Ingevity Corp.(1)	1,399	94,880
International Flavors & Fragrances, Inc.	1,652	125,635
Koppers Holdings, Inc.	646	26,357
Mativ Holdings, Inc.	1,745	15,496
Minerals Technologies, Inc.	1,217	93,733
PPG Industries, Inc.	1,223	138,175
PureCycle Technologies, Inc.(1)(2)	1,889	23,405
Quaker Chemical Corp.	383	54,972
RPM International, Inc.	406	43,024
Sensient Technologies Corp.	108	12,296
Sherwin-Williams Co.	522	158,605
Solstice Advanced Materials, Inc.	544	45,821
Stepan Co.	558	29,490
		2,007,027
Commercial Services and Supplies — 0.4%
ACCO Brands Corp.	1,559	6,174
Brady Corp., Class A	822	70,758
Brink's Co.	65	6,761

Cintas Corp.	2,739	469,081
Civeo Corp.(1)(2)	836	28,549
Clean Harbors, Inc.(1)	737	207,119
Copart, Inc.(1)	8,866	290,539
Deluxe Corp.	590	14,331
Ennis, Inc.	1,016	20,787
Healthcare Services Group, Inc.(1)	2,537	52,262
HNI Corp.	2,626	81,905
Interface, Inc.	3,656	108,218
Liquidity Services, Inc.(1)	946	34,255
MSA Safety, Inc.	282	46,756
OPENLANE, Inc.(1)	171	6,515
Pitney Bowes, Inc.	670	10,787
Rollins, Inc.	1,713	81,539
Tetra Tech, Inc.	930	25,566
UniFirst Corp.	196	52,022
Veralto Corp.	595	48,927
Vestis Corp.(1)	294	3,798
		1,666,649
Communications Equipment — 1.1%
ADTRAN Holdings, Inc.(1)	867	14,349
Applied Optoelectronics, Inc.(1)	76	12,039
Arista Networks, Inc.(1)	8,599	1,371,283
Ciena Corp.(1)	2,499	1,449,995
Cisco Systems, Inc.	10,387	1,250,803
Digi International, Inc.(1)	108	7,214
Extreme Networks, Inc.(1)	1,581	41,912
F5, Inc.(1)	327	125,388
Harmonic, Inc.(1)	1,877	28,362
Lumentum Holdings, Inc.(1)	16	13,679
Motorola Solutions, Inc.	628	253,260
NETGEAR, Inc.(1)	507	13,177
NetScout Systems, Inc.(1)	233	9,697
Ubiquiti, Inc.	5	2,919
Viasat, Inc.(1)	7,048	568,210
Viavi Solutions, Inc.(1)	279	13,548
		5,175,835
Construction and Engineering — 0.1%
AECOM	40	2,775
API Group Corp.(1)	615	25,215
Everus Construction Group, Inc.(1)	1,996	296,945
Granite Construction, Inc.	28	3,831
Limbach Holdings, Inc.(1)(2)	726	56,229
Matrix Service Co.(1)	1,669	21,914
MYR Group, Inc.(1)	14	6,511
WillScot Holdings Corp.	2,842	73,124
		486,544
Construction Materials — 0.1%
James Hardie Industries PLC(1)	1,257	29,263
Knife River Corp.(1)	340	26,694
Vulcan Materials Co.	647	183,049
		239,006
Consumer Finance — 1.3%
Ally Financial, Inc.	11,251	481,655
American Express Co.	3,937	1,245,942
Bread Financial Holdings, Inc.	2,092	186,335

Capital One Financial Corp.	9,870	1,854,869
Credit Acceptance Corp.(1)(2)	130	74,573
Dave, Inc.(1)	40	11,302
Encore Capital Group, Inc.(1)	1,236	98,794
Enova International, Inc.(1)	532	85,923
EZCORP, Inc., Class A(1)	152	4,749
FirstCash Holdings, Inc.	6	1,320
Green Dot Corp., Class A(1)	1,376	17,709
LendingClub Corp.(1)	3,945	70,418
Navient Corp.	3,206	27,443
Nelnet, Inc., Class A	311	40,607
OneMain Holdings, Inc.	4,930	272,678
PRA Group, Inc.(1)	656	10,011
PROG Holdings, Inc.	1,818	66,848
Regional Management Corp.	476	17,498
SLM Corp.	11,467	253,650
SoFi Technologies, Inc.(1)	8,623	157,111
Synchrony Financial	14,751	1,053,812
World Acceptance Corp.(1)	116	19,150
		6,052,397
Consumer Staples Distribution & Retail — 2.4%
Chefs' Warehouse, Inc.(1)	377	28,856
Costco Wholesale Corp.	3,637	3,478,136
Dollar General Corp.	3,738	413,460
Dollar Tree, Inc.(1)	5,259	612,358
Kroger Co.	3,063	190,365
Maplebear, Inc.(1)	474	18,865
Natural Grocers by Vitamin Cottage, Inc.	1,016	29,830
PriceSmart, Inc.	1,045	177,639
Sprouts Farmers Market, Inc.(1)	5,493	453,832
Sysco Corp.	3,586	271,855
Target Corp.	9,693	1,231,689
U.S. Foods Holding Corp.(1)	102	8,349
United Natural Foods, Inc.(1)	3,487	179,057
Village Super Market, Inc., Class A	560	26,018
Walmart, Inc.	34,867	4,035,855
		11,156,164
Containers and Packaging — 0.4%
AptarGroup, Inc.	1,129	130,795
Ardagh Metal Packaging SA	1,717	6,919
Avery Dennison Corp.	684	108,804
Ball Corp.	4,807	262,799
Crown Holdings, Inc.	1,087	103,352
Graphic Packaging Holding Co.	9,336	105,123
Greif, Inc., Class A	1,024	64,850
Greif, Inc., Class B	116	9,315
Myers Industries, Inc.	16	365
Packaging Corp. of America	2,665	583,395
Silgan Holdings, Inc.	288	10,817
Smurfit Westrock PLC	6,577	270,643
Sonoco Products Co.	3,576	174,080
TriMas Corp.	428	17,518
		1,848,775
Distributors — 0.1%
Genuine Parts Co.	2,290	226,023
Gold.com, Inc.	1,067	45,145

LKQ Corp.	1,590	43,121
Pool Corp.	504	91,425
		405,714
Diversified Consumer Services — 0.3%
ADT, Inc.	1,916	12,856
American Public Education, Inc.(1)	118	5,838
Bright Horizons Family Solutions, Inc.(1)	7	438
Covista, Inc.(1)	913	107,551
Frontdoor, Inc.(1)	927	57,539
Graham Holdings Co., Class B	101	110,826
Grand Canyon Education, Inc.(1)	1,358	203,496
H&R Block, Inc.	719	27,674
Laureate Education, Inc., Class A(1)	6,343	202,913
Lincoln Educational Services Corp.(1)	1,186	54,936
OneSpaWorld Holdings Ltd.	1,890	44,888
Perdoceo Education Corp.	2,964	95,974
Service Corp. International	2,109	158,576
Strategic Education, Inc.	96	7,368
Stride, Inc.(1)	1,025	94,690
Universal Technical Institute, Inc.(1)	1,554	58,135
		1,243,698
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	87,809	2,177,663
Cogent Communications Holdings, Inc.	795	14,119
Comcast Corp., Class A	43,125	1,072,519
IDT Corp., Class B	80	4,413
Iridium Communications, Inc.	4,735	245,178
Liberty Capital Corp., Class A(1)	23	513
Liberty Capital Corp., Class C(1)	252	5,637
Liberty Global Ltd., Class A(1)	602	7,531
Shenandoah Telecommunications Co.	1,439	22,952
Verizon Communications, Inc.	53,280	2,547,317
		6,097,842
Electric Utilities — 0.2%
Edison International	6,645	464,751
Exelon Corp.	10,809	493,323
		958,074
Electrical Equipment — 1.2%
Acuity, Inc.	562	171,472
AMETEK, Inc.	1,279	288,862
Atkore, Inc.	2,027	167,856
Eaton Corp. PLC	1,282	513,569
EnerSys	1,452	331,012
Fluence Energy, Inc.(1)(2)	1,748	33,002
GE Vernova, Inc.	505	489,002
Generac Holdings, Inc.(1)	834	231,777
Hubbell, Inc.	434	205,547
Nextpower, Inc., Class A(1)	6,014	940,590
nVent Electric PLC	1,270	212,077
Regal Rexnord Corp.	73	14,728
Rockwell Automation, Inc.	322	145,241
Shoals Technologies Group, Inc., Class A(1)	4,450	55,403
Sunrun, Inc.(1)	1,274	21,301
Thermon Group Holdings, Inc.(1)	851	52,030
Vertiv Holdings Co., Class A	5,749	1,815,017
Vicor Corp.(1)	31	10,380
		5,698,866

Electronic Equipment, Instruments and Components — 2.6%
Advanced Energy Industries, Inc.	706	213,339
Amphenol Corp., Class A	4,603	684,742
Arrow Electronics, Inc.(1)	981	210,552
Avnet, Inc.	3,372	293,128
Badger Meter, Inc.	328	40,639
Bel Fuse, Inc., Class B	113	31,021
Belden, Inc.	287	30,158
Benchmark Electronics, Inc.	784	66,217
CDW Corp.	1,123	140,880
Cognex Corp.	1,033	68,023
Coherent Corp.(1)	292	105,549
Corning, Inc.	13,892	2,516,675
CTS Corp.	836	53,680
Daktronics, Inc.(1)	2,002	41,401
ePlus, Inc.	425	34,888
Fabrinet(1)	577	377,450
Flex Ltd.(1)	14,555	2,194,603
Ingram Micro Holding Corp.	1,070	30,228
Insight Enterprises, Inc.(1)	568	60,424
IPG Photonics Corp.(1)(2)	435	49,816
Jabil, Inc.	4,319	1,574,535
Keysight Technologies, Inc.(1)	1,795	607,302
Kimball Electronics, Inc.(1)	545	14,132
Knowles Corp.(1)	1,410	52,748
Littelfuse, Inc.	349	162,938
Methode Electronics, Inc.	656	7,570
Napco Security Technologies, Inc.	65	2,439
Novanta, Inc.(1)	80	12,746
OSI Systems, Inc.(1)	13	2,818
PC Connection, Inc.	296	20,599
Plexus Corp.(1)	1,096	294,123
Ralliant Corp.	15	928
Rogers Corp.(1)	60	8,491
Sanmina Corp.(1)	1,389	360,765
ScanSource, Inc.(1)	656	30,353
TD SYNNEX Corp.	436	113,918
TE Connectivity PLC	2,792	595,841
Teledyne Technologies, Inc.(1)	16	9,917
TTM Technologies, Inc.(1)	2,402	417,275
Vishay Intertechnology, Inc.	4,891	254,577
Vishay Precision Group, Inc.(1)	633	79,321
Vontier Corp.	954	27,075
Zebra Technologies Corp., Class A(1)	79	19,247
		11,913,071
Energy Equipment and Services — 0.0%
Geospace Technologies Corp.(1)	956	7,935
National Energy Services Reunited Corp.(1)	2,597	63,237
Natural Gas Services Group, Inc.	595	23,383
		94,555
Entertainment — 0.8%
Cinemark Holdings, Inc.	496	13,888
Electronic Arts, Inc.	1,475	297,537
IMAX Corp.(1)	1,788	70,948
Liberty Media Corp.-Liberty Formula One, Class C(1)	633	57,470

Live Nation Entertainment, Inc.(1)	986	166,052
Marcus Corp.	947	17,908
Netflix, Inc.(1)	16,056	1,381,137
ROBLOX Corp., Class A(1)	21	990
Roku, Inc.(1)	431	56,108
Sphere Entertainment Co.(1)(2)	476	65,917
Take-Two Interactive Software, Inc.(1)	2,765	619,802
TKO Group Holdings, Inc.	119	24,416
Walt Disney Co.	5,297	539,394
Warner Bros Discovery, Inc.(1)	13,720	370,577
		3,682,144
Financial Services — 2.0%
Affirm Holdings, Inc.(1)	27	1,989
Apollo Global Management, Inc.	4,894	629,907
Block, Inc.(1)	165	12,494
Cannae Holdings, Inc.	1,556	23,075
Cass Information Systems, Inc.	476	21,910
Corebridge Financial, Inc.	312	8,424
Corpay, Inc.(1)	608	219,974
Enact Holdings, Inc.	836	34,936
Equitable Holdings, Inc.	11,734	485,201
Essent Group Ltd.	3,391	196,305
Euronet Worldwide, Inc.(1)	1,397	101,255
EVERTEC, Inc.	15	367
Federal Agricultural Mortgage Corp., Class C	384	68,271
Fidelity National Information Services, Inc.	202	8,684
Fiserv, Inc.(1)	919	51,979
Global Payments, Inc.	214	16,159
HA Sustainable Infrastructure Capital, Inc.	176	7,216
Jack Henry & Associates, Inc.	1,584	215,931
Jackson Financial, Inc., Class A	344	35,470
Marqeta, Inc., Class A(1)	117	475
Mastercard, Inc., Class A	4,886	2,413,586
Merchants Bancorp	134	6,317
MGIC Investment Corp.	10,168	256,437
NCR Atleos Corp.(1)	826	36,840
NMI Holdings, Inc., Class A(1)	3,683	132,220
Payoneer Global, Inc.(1)	5,767	29,988
PayPal Holdings, Inc.	3,886	173,898
PennyMac Financial Services, Inc.	1,162	97,457
Radian Group, Inc.	5,693	194,416
Rocket Cos., Inc., Class A(1)	645	9,359
Shift4 Payments, Inc., Class A(1)(2)	372	16,576
Visa, Inc., Class A	10,845	3,539,374
Voya Financial, Inc.	3,162	256,818
Western Union Co.	5,211	42,365
WEX, Inc.(1)	307	44,503
		9,390,176
Food Products — 0.4%
Alico, Inc.	44	1,789
Archer-Daniels-Midland Co.	1,807	144,162
Bunge Global SA	3,520	434,016
Campbell's Co.	35	739
Darling Ingredients, Inc.(1)	3,224	190,538
Dole PLC	967	13,528

Fresh Del Monte Produce, Inc.	112	3,600
General Mills, Inc.	687	23,227
Hershey Co.	2,572	499,045
J.M. Smucker Co.	1,240	127,968
John B Sanfilippo & Son, Inc.	191	14,308
Kraft Heinz Co.	1,303	31,285
Lamb Weston Holdings, Inc.	3,114	134,463
Marzetti Co.	307	34,366
McCormick & Co., Inc.	41	1,942
Mondelez International, Inc., Class A	5,613	343,347
Smithfield Foods, Inc.	164	4,236
Vital Farms, Inc.(1)(2)	714	7,147
		2,009,706
Ground Transportation — 1.6%
ArcBest Corp.	997	136,280
Covenant Logistics Group, Inc.	740	29,378
CSX Corp.	38,522	1,743,506
Heartland Express, Inc.	1,376	20,626
JB Hunt Transport Services, Inc.	2,735	756,036
Knight-Swift Transportation Holdings, Inc.	1,962	148,386
Landstar System, Inc.	1,340	277,246
Lyft, Inc., Class A(1)	13,742	193,900
Marten Transport Ltd.	2,515	43,358
Norfolk Southern Corp.	3,469	1,057,906
Old Dominion Freight Line, Inc.	4,214	948,782
Ryder System, Inc.	2,149	539,077
Saia, Inc.(1)	778	367,504
Schneider National, Inc., Class B	1,855	65,556
Uber Technologies, Inc.(1)	6,038	425,075
U-Haul Holding Co.(1)(2)	153	8,857
U-Haul Holding Co.	2,030	105,600
Union Pacific Corp.	811	213,001
XPO, Inc.(1)	1,247	267,170
		7,347,244
Health Care Equipment and Supplies — 1.2%
Abbott Laboratories	7,089	606,818
Align Technology, Inc.(1)	784	137,161
Avanos Medical, Inc.(1)	656	16,269
Baxter International, Inc.	1,442	27,081
Becton Dickinson & Co.	673	99,012
Boston Scientific Corp.(1)	7,261	350,779
Cooper Cos., Inc.(1)	1,545	94,569
Dentsply Sirona, Inc.	3,214	33,651
Dexcom, Inc.(1)	5,644	416,188
Edwards Lifesciences Corp.(1)	4,595	397,330
Envista Holdings Corp.(1)	243	5,723
GE HealthCare Technologies, Inc.	353	22,006
Globus Medical, Inc., Class A(1)	966	79,096
Haemonetics Corp.(1)	2,270	153,929
ICU Medical, Inc.(1)	63	8,530
IDEXX Laboratories, Inc.(1)	1,339	754,567
Inogen, Inc.(1)	66	428
Insulet Corp.(1)	126	18,262
Intuitive Surgical, Inc.(1)	1,314	557,977
Lantheus Holdings, Inc.(1)	2,711	269,202

LeMaitre Vascular, Inc.	48	4,543
LivaNova PLC(1)	2,828	208,706
Masimo Corp.(1)	148	26,411
Medtronic PLC	5,680	419,241
Merit Medical Systems, Inc.(1)	198	12,486
Neogen Corp.(1)	1,454	13,042
Novocure Ltd.(1)	4,880	83,155
Omnicell, Inc.(1)	31	1,368
OraSure Technologies, Inc.(1)	2,281	9,808
Penumbra, Inc.(1)	116	36,923
Procept Biorobotics Corp.(1)	20	527
QuidelOrtho Corp.(1)(2)	2,693	35,063
ResMed, Inc.	619	117,963
Solventum Corp.(1)	60	4,497
STERIS PLC	103	21,911
Stryker Corp.	1,099	335,294
Tactile Systems Technology, Inc.(1)	34	837
Teleflex, Inc.	322	41,422
TransMedics Group, Inc.(1)(2)	76	5,107
UFP Technologies, Inc.(1)	42	9,244
Zimmer Biomet Holdings, Inc.	1,857	152,887
		5,589,013
Health Care Providers and Services — 1.4%
Acadia Healthcare Co., Inc.(1)	1,065	24,708
Accendra Health, Inc.(1)	2,504	7,111
Alignment Healthcare, Inc.(1)	323	4,948
Aveanna Healthcare Holdings, Inc.(1)	125	896
Cardinal Health, Inc.	2,214	435,715
Castle Biosciences, Inc.(1)	190	4,005
Cencora, Inc.	1,920	517,171
Centene Corp.(1)	10,203	608,099
Chemed Corp.	131	55,860
Cigna Group	642	178,091
CorVel Corp.(1)	750	46,313
Cross Country Healthcare, Inc.(1)	1,321	17,292
CVS Health Corp.	2,495	226,995
DaVita, Inc.(1)	348	67,637
Elevance Health, Inc.	2,222	873,668
Encompass Health Corp.	1,439	152,318
Ensign Group, Inc.	1,531	256,672
Fulgent Genetics, Inc.(1)	519	9,415
Guardant Health, Inc.(1)	12	1,556
HCA Healthcare, Inc.	688	260,436
HealthEquity, Inc.(1)	606	53,322
Henry Schein, Inc.(1)	22	1,685
Hims & Hers Health, Inc.(1)(2)	24	628
Humana, Inc.	1,014	309,696
Labcorp Holdings, Inc.	1,069	278,004
McKesson Corp.	624	463,283
Molina Healthcare, Inc.(1)	1,504	261,095
NeoGenomics, Inc.(1)	814	8,563
NRC Health	476	9,296
Nutex Health, Inc.(1)(2)	212	27,371
PACS Group, Inc.(1)	1,952	71,541
Progyny, Inc.(1)	40	1,022

Quest Diagnostics, Inc.	10	1,949
Tenet Healthcare Corp.(1)	20	3,506
UnitedHealth Group, Inc.	2,437	926,816
Universal Health Services, Inc., Class B	1,227	179,277
		6,345,960
Health Care Technology — 0.0%
Doximity, Inc., Class A(1)	13	278
Teladoc Health, Inc.(1)	476	3,623
Veeva Systems, Inc., Class A(1)	671	116,982
		120,883
Hotels, Restaurants and Leisure — 1.0%
Airbnb, Inc., Class A(1)	1,499	199,832
Aramark	632	33,736
Bloomin' Brands, Inc.	3,190	26,924
Booking Holdings, Inc.	5,075	849,707
Brinker International, Inc.(1)	136	19,364
Cava Group, Inc.(1)	60	4,660
Cheesecake Factory, Inc.	798	52,700
Chipotle Mexican Grill, Inc.(1)	20,102	640,450
Choice Hotels International, Inc.	889	96,794
Cracker Barrel Old Country Store, Inc.(2)	1,031	34,868
Darden Restaurants, Inc.	2,594	528,943
Dave & Buster's Entertainment, Inc.(1)	656	8,771
DoorDash, Inc., Class A(1)	853	135,874
Expedia Group, Inc.	336	75,865
Hilton Grand Vacations, Inc.(1)(2)	199	10,352
Life Time Group Holdings, Inc.(1)	416	13,761
McDonald's Corp.	2,245	626,804
Papa John's International, Inc.(2)	2	68
Planet Fitness, Inc., Class A(1)	311	16,642
Pursuit Attractions & Hospitality, Inc.(1)	115	5,149
Starbucks Corp.	2,756	273,285
Texas Roadhouse, Inc.	2,683	484,603
Travel & Leisure Co.	328	22,304
Vail Resorts, Inc.	137	18,303
Viking Holdings Ltd.(1)	560	51,582
Wendy's Co.	2,488	19,158
Wingstop, Inc.	105	16,481
Wyndham Hotels & Resorts, Inc.	825	66,214
Yum! Brands, Inc.	1,075	159,046
		4,492,240
Household Durables — 1.1%
Beazer Homes USA, Inc.(1)	1,275	32,372
Cavco Industries, Inc.(1)	175	93,891
Century Communities, Inc.	726	38,347
Champion Homes, Inc.(1)	1,428	105,144
DR Horton, Inc.	4,469	657,345
Dream Finders Homes, Inc., Class A(1)(2)	15	232
Ethan Allen Interiors, Inc.	1,016	20,950
Garmin Ltd.	2,313	541,057
Green Brick Partners, Inc.(1)	1,106	74,390
Helen of Troy Ltd.(1)	685	18,591
Hovnanian Enterprises, Inc., Class A(1)	296	32,667
Installed Building Products, Inc.	801	168,194
KB Home	2,267	110,766

La-Z-Boy, Inc.	2,087	78,429
Leggett & Platt, Inc.	6,465	66,395
Lennar Corp., B Shares	433	38,139
Lennar Corp., Class A	4,735	425,108
LGI Homes, Inc.(1)	116	5,546
Lovesac Co.(1)	1,148	17,656
M/I Homes, Inc.(1)	1,119	147,283
Meritage Homes Corp.	2,419	157,815
Mohawk Industries, Inc.(1)	731	78,524
NVR, Inc.(1)	67	409,022
PulteGroup, Inc.	6,806	804,333
SharkNinja, Inc.(1)	104	12,677
Sonos, Inc.(1)	6,407	101,102
Taylor Morrison Home Corp.(1)	4,372	255,762
Toll Brothers, Inc.	2,929	405,784
TopBuild Corp.(1)	105	43,835
Whirlpool Corp.	101	4,385
		4,945,741
Household Products — 0.7%
Central Garden & Pet Co.(1)	394	15,161
Central Garden & Pet Co., Class A(1)	2,116	72,219
Church & Dwight Co., Inc.	2,547	243,570
Clorox Co.	1,462	131,609
Colgate-Palmolive Co.	9,459	852,540
Energizer Holdings, Inc.	451	8,217
Kimberly-Clark Corp.	4,631	451,986
Oil-Dri Corp. of America	14	1,073
Procter & Gamble Co.	8,916	1,279,981
Spectrum Brands Holdings, Inc.	663	52,171
		3,108,527
Independent Power and Renewable Electricity Producers — 0.0%
Ormat Technologies, Inc.	991	135,995
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	326	77,542
Insurance — 4.1%
Aflac, Inc.	9,813	1,103,178
Allstate Corp.	4,573	942,450
American Financial Group, Inc.	2,163	280,757
American International Group, Inc.	12,618	936,634
AMERISAFE, Inc.	476	14,589
Aon PLC, Class A	931	294,252
Arch Capital Group Ltd.(1)	9,089	812,011
Arthur J Gallagher & Co.	828	166,519
Assurant, Inc.	1,262	314,074
Assured Guaranty Ltd.	1,521	112,873
Axis Capital Holdings Ltd.	3,605	342,223
Brighthouse Financial, Inc.(1)	2,888	180,644
Brown & Brown, Inc.	15	844
Chubb Ltd.	3,595	1,120,669
Cincinnati Financial Corp.	2,380	374,660
CNA Financial Corp.	476	20,021
CNO Financial Group, Inc.	4,209	193,488
Erie Indemnity Co., Class A	439	93,538
Everest Group Ltd.	973	315,281
F&G Annuities & Life, Inc.	270	7,484

Fidelity National Financial, Inc.	4,385	207,630
First American Financial Corp.	2,978	197,233
Genworth Financial, Inc., Class A(1)	13,240	113,334
Globe Life, Inc.	2,808	430,298
Hamilton Insurance Group Ltd., Class B	181	5,359
Hanover Insurance Group, Inc.	1,117	207,985
Hartford Insurance Group, Inc.	8,807	1,119,634
Heritage Insurance Holdings, Inc.(1)	52	1,127
Hippo Holdings, Inc.(1)	307	7,942
Horace Mann Educators Corp.	1,196	54,693
Kemper Corp.	656	16,184
Kinsale Capital Group, Inc.	503	153,299
Lincoln National Corp.	3,606	127,256
Loews Corp.	63	6,524
Markel Group, Inc.(1)	165	299,572
Marsh & McLennan Cos., Inc.	1,999	319,780
MetLife, Inc.	10,234	846,249
Old Republic International Corp.	8,285	308,451
Oscar Health, Inc., Class A(1)	3,086	68,602
Palomar Holdings, Inc.(1)	519	55,554
Pelagos Insurance Capital Ltd.	57	1,230
Primerica, Inc.	1,562	421,693
Principal Financial Group, Inc.	6,704	694,669
Progressive Corp.	6,199	1,180,290
Prudential Financial, Inc.	5,950	598,808
Reinsurance Group of America, Inc.	1,914	384,216
RenaissanceRe Holdings Ltd.	1,250	350,438
RLI Corp.	1,551	77,612
Safety Insurance Group, Inc.	85	5,964
Selective Insurance Group, Inc.	2,123	183,724
SiriusPoint Ltd.(1)	5,483	117,062
Skyward Specialty Insurance Group, Inc.(1)	377	16,633
Slide Insurance Holdings, Inc.(1)	3,693	66,585
Stewart Information Services Corp.	510	33,140
Travelers Cos., Inc.	5,301	1,547,309
United Fire Group, Inc.	307	13,609
Universal Insurance Holdings, Inc.	124	4,591
Unum Group	4,712	392,180
W.R. Berkley Corp.	6,505	413,328
White Mountains Insurance Group Ltd.	94	194,093
Willis Towers Watson PLC	81	20,223
		18,890,292
Interactive Media and Services — 7.8%
Alphabet, Inc., Class A	36,473	13,872,141
Alphabet, Inc., Class C	29,268	11,017,353
Cargurus, Inc.(1)	4,159	124,188
Cars.com, Inc.(1)	3,417	35,127
EverQuote, Inc., Class A(1)	1,027	19,759
IAC, Inc.(1)	282	12,659
Match Group, Inc.	947	34,215
Meta Platforms, Inc., Class A	17,607	11,136,604
Pinterest, Inc., Class A(1)	2,692	53,975
Reddit, Inc., Class A(1)	12	2,112
Snap, Inc., Class A(1)	1,203	6,869
Taboola.com Ltd.(1)	6,524	31,837

Yelp, Inc.(1)	2,653	60,488
Ziff Davis, Inc.(1)	476	21,453
		36,428,780
IT Services — 0.8%
Accenture PLC, Class A	3,445	644,456
Akamai Technologies, Inc.(1)	2,276	340,353
Amdocs Ltd.	1,340	84,380
Cloudflare, Inc., Class A(1)	300	72,546
Cognizant Technology Solutions Corp., Class A	6,164	343,674
DXC Technology Co.(1)	7,838	77,675
EPAM Systems, Inc.(1)	288	29,508
Gartner, Inc.(1)	797	129,273
Globant SA(1)	193	7,789
GoDaddy, Inc., Class A(1)	2,303	197,667
Hackett Group, Inc.	836	9,639
International Business Machines Corp.	3,697	1,100,967
Kyndryl Holdings, Inc.(1)	8,807	109,823
MongoDB, Inc.(1)	83	27,851
Okta, Inc.(1)	96	11,834
Snowflake, Inc., Class A(1)	638	163,041
Twilio, Inc., Class A(1)	563	107,330
VeriSign, Inc.	328	93,605
		3,551,411
Leisure Products — 0.2%
Acushnet Holdings Corp.	929	82,477
Brunswick Corp.	2,965	248,348
Callaway Golf Co.(1)	4,477	68,946
Funko, Inc., Class A(1)(2)	28	159
Hasbro, Inc.	428	36,881
JAKKS Pacific, Inc.	417	9,212
Malibu Boats, Inc., Class A(1)	853	23,423
MasterCraft Boat Holdings, Inc.(1)	836	19,470
Mattel, Inc.(1)	11,320	169,121
Polaris, Inc.	2,620	184,893
YETI Holdings, Inc.(1)	3,545	170,054
		1,012,984
Life Sciences Tools and Services — 0.5%
10X Genomics, Inc., Class A(1)	431	12,200
Adaptive Biotechnologies Corp.(1)	15	227
Agilent Technologies, Inc.	1,535	208,039
Avantor, Inc.(1)	1,349	12,303
Azenta, Inc.(1)	1,118	25,580
Bio-Rad Laboratories, Inc., Class A(1)	130	40,622
Bio-Techne Corp.	770	39,794
Charles River Laboratories International, Inc.(1)	189	34,154
Danaher Corp.	2,014	367,897
Illumina, Inc.(1)	325	52,962
IQVIA Holdings, Inc.(1)	521	94,931
Medpace Holdings, Inc.(1)	325	145,311
Mettler-Toledo International, Inc.(1)	81	95,627
OmniAb, Inc.(1)	47	2
OmniAb, Inc.(1)	47	1
Repligen Corp.(1)	116	14,378
Revvity, Inc.	296	30,947
Sotera Health Co.(1)	355	5,552

Thermo Fisher Scientific, Inc.	883	434,886
Waters Corp.(1)	831	318,747
West Pharmaceutical Services, Inc.	764	246,627
		2,180,787
Machinery — 2.1%
Aebi Schmidt Holding AG	15	187
AGCO Corp.	1,845	207,157
Alamo Group, Inc.	405	61,038
Albany International Corp., Class A	867	56,086
Allison Transmission Holdings, Inc.	1,207	137,031
Atmus Filtration Technologies, Inc.	3,717	173,881
Blue Bird Corp.(1)	144	9,759
Cummins, Inc.	2,874	1,858,415
Deere & Co.	3,985	2,160,587
Donaldson Co., Inc.	3,281	268,615
Enerpac Tool Group Corp.	1,006	33,691
Enpro, Inc.	7	2,149
Federal Signal Corp.	23	2,454
Fortive Corp.	46	2,683
Franklin Electric Co., Inc.	1,150	113,137
Gates Industrial Corp. PLC(1)	1,638	42,457
Graco, Inc.	3,227	243,477
Greenbrier Cos., Inc.	88	4,146
Hillman Solutions Corp.(1)	2,801	20,895
IDEX Corp.	283	59,665
Illinois Tool Works, Inc.	2,212	546,983
Ingersoll Rand, Inc.	603	43,199
ITT, Inc.	1,286	250,770
JBT Marel Corp.	438	58,863
Kennametal, Inc.	2,660	87,248
Lincoln Electric Holdings, Inc.	18	4,653
Lindsay Corp.	424	46,339
Middleby Corp.(1)	64	9,921
Mueller Industries, Inc.	4,599	591,431
Mueller Water Products, Inc., Class A	6,645	167,520
Nordson Corp.	33	9,482
Oshkosh Corp.	1,993	259,090
Otis Worldwide Corp.	1,225	86,779
PACCAR, Inc.	2,980	328,903
Parker-Hannifin Corp.	548	462,857
Pentair PLC	56	3,967
Snap-on, Inc.	228	84,636
SPX Technologies, Inc.(1)	46	9,966
Standex International Corp.	55	15,236
Stanley Black & Decker, Inc.	532	42,251
Tennant Co.	606	52,183
Terex Corp.	2,998	174,424
Timken Co.	1,250	159,975
Titan International, Inc.(1)	2,189	15,805
Toro Co.	4,297	386,214
Trinity Industries, Inc.	3,412	110,685
Wabash National Corp.	1,795	14,234
Watts Water Technologies, Inc., Class A	307	94,857
Westinghouse Air Brake Technologies Corp.	995	259,854
Worthington Enterprises, Inc.	309	17,542

Xylem, Inc.	1,280	140,211
		9,993,588
Marine Transportation — 0.1%
Costamare, Inc.	1,461	22,470
Matson, Inc.	1,479	268,143
Safe Bulkers, Inc.	3,896	24,350
		314,963
Media — 0.3%
Cable One, Inc.(1)	207	10,878
Charter Communications, Inc., Class A(1)	344	49,553
Entravision Communications Corp., Class A	128	1,162
Fox Corp., Class A	6,794	434,272
Fox Corp., Class B	3,320	190,535
Ibotta, Inc., Class A(1)(2)	28	959
John Wiley & Sons, Inc., Class A	196	8,248
Liberty Broadband Corp., Class A(1)	116	3,918
Liberty Broadband Corp., Class C(1)	918	30,992
New York Times Co., Class A	2,437	183,287
News Corp., Class A	4,834	126,167
News Corp., Class B	1,556	46,400
Nexstar Media Group, Inc., Class A	301	53,707
Omnicom Group, Inc.	170	12,361
Paramount Skydance Corp., Class B	5,523	58,599
PubMatic, Inc., Class A(1)	1,016	11,867
Scholastic Corp.	679	27,500
Sirius XM Holdings, Inc.	2	59
Trade Desk, Inc., Class A(1)	1,387	29,904
Versant Media Group, Inc.	1,117	48,187
		1,328,555
Metals and Mining — 0.6%
Commercial Metals Co.	3,812	289,902
Compass Minerals International, Inc.(1)	204	6,512
Newmont Corp.	8,058	884,849
Nucor Corp.	4,113	1,028,250
Reliance, Inc.	129	49,119
Royal Gold, Inc.	1,241	278,580
Ryerson Holding Corp.	1,252	35,807
Steel Dynamics, Inc.	104	27,056
Worthington Steel, Inc.	1,099	46,367
		2,646,442
Oil, Gas and Consumable Fuels — 0.0%
Epsilon Energy Ltd.	327	1,851
Evolution Petroleum Corp.	26	110
Golar LNG Ltd.	136	6,766
Navigator Holdings Ltd.	1,202	26,083
SFL Corp. Ltd.	2,941	32,469
Teekay Tankers Ltd., Class A	157	11,045
Uranium Energy Corp.(1)	112	1,542
		79,866
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	3,199	244,340
Magnera Corp.(1)	100	1,137
Sylvamo Corp.	1,771	69,547
		315,024

Personal Care Products — 0.1%
Edgewell Personal Care Co.	476	8,340
Estee Lauder Cos., Inc., Class A	3,742	332,851
Kenvue, Inc.	18,582	321,097
Nature's Sunshine Products, Inc.(1)	252	5,363
Nu Skin Enterprises, Inc., Class A	1,031	5,969
USANA Health Sciences, Inc.(1)	247	4,520
		678,140
Pharmaceuticals — 3.1%
Alumis, Inc.(1)	60	1,296
Arvinas, Inc.(1)	1,599	14,359
Bristol-Myers Squibb Co.	17,909	1,024,037
Collegium Pharmaceutical, Inc.(1)	1,632	54,852
Corcept Therapeutics, Inc.(1)	674	46,836
Elanco Animal Health, Inc.(1)	3,591	85,645
Eli Lilly & Co.	3,338	3,688,490
Harmony Biosciences Holdings, Inc.(1)	1,797	56,767
Jazz Pharmaceuticals PLC(1)	2,492	589,333
Johnson & Johnson	14,483	3,263,454
Maze Therapeutics, Inc.(1)(2)	1,092	28,894
Merck & Co., Inc.	26,286	3,120,674
Pacira BioSciences, Inc.(1)	1,762	40,914
Pfizer, Inc.	32,216	843,415
Prestige Consumer Healthcare, Inc.(1)	104	4,943
Royalty Pharma PLC, Class A	4,043	225,438
Theravance Biopharma, Inc.(1)	1,561	25,070
Viatris, Inc.	43,936	714,399
Zoetis, Inc.	5,901	458,449
		14,287,265
Professional Services — 0.6%
Amentum Holdings, Inc.(1)	244	5,668
Automatic Data Processing, Inc.	2,792	619,377
Barrett Business Services, Inc.	980	31,889
Booz Allen Hamilton Holding Corp.	1,255	99,371
Broadridge Financial Solutions, Inc.	809	124,359
CACI International, Inc., Class A(1)	3	1,541
Clarivate PLC(1)	3,778	9,558
Concentrix Corp.	20	566
Conduent, Inc.(1)	8,010	13,857
CRA International, Inc.	300	41,625
Equifax, Inc.	121	20,061
ExlService Holdings, Inc.(1)	1,736	50,396
Exponent, Inc.	485	28,285
Franklin Covey Co.(1)	476	11,291
FTI Consulting, Inc.(1)	136	20,832
Genpact Ltd.	1,621	53,412
IBEX Holdings Ltd.(1)	50	1,582
Innodata, Inc.(1)	33	3,464
Insperity, Inc.	1,407	48,499
Jacobs Solutions, Inc.	54	6,472
KBR, Inc.	657	22,962
Kelly Services, Inc., Class A	1,016	11,806
Kforce, Inc.	1,011	47,507
Korn Ferry	1,556	108,889
Legalzoom.com, Inc.(1)	196	1,233

Leidos Holdings, Inc.	174	22,237
ManpowerGroup, Inc.	1,317	41,657
Parsons Corp.(1)	419	24,763
Paychex, Inc.	4,072	394,903
Paycom Software, Inc.	1,467	204,896
Paylocity Holding Corp.(1)	162	18,619
RCM Technologies, Inc.(1)	11	238
Resources Connection, Inc.	477	2,156
Robert Half, Inc.	3,557	104,718
Science Applications International Corp.	47	4,897
SS&C Technologies Holdings, Inc.	33	2,228
TransUnion	251	17,962
TriNet Group, Inc.	639	29,190
TrueBlue, Inc.(1)	1,556	9,663
UL Solutions, Inc., Class A	161	16,020
Upwork, Inc.(1)	4,305	37,970
Verisk Analytics, Inc.	1,784	312,182
		2,628,801
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	3,154	394,376
Compass, Inc., Class A(1)	2	17
CoStar Group, Inc.(1)	1,662	53,516
Cushman & Wakefield Ltd.(1)	1,386	17,242
Forestar Group, Inc.(1)	1,016	27,910
FRP Holdings, Inc.(1)	22	508
Howard Hughes Holdings, Inc.(1)	1,512	95,785
Jones Lang LaSalle, Inc.(1)	1,043	294,449
Kennedy-Wilson Holdings, Inc.	3,374	37,148
Marcus & Millichap, Inc.	803	22,677
Newmark Group, Inc., Class A	3,304	46,157
RE/MAX Holdings, Inc., Class A(1)	836	7,976
Seaport Entertainment Group, Inc.(1)(2)	197	4,974
St. Joe Co.	92	5,854
Tejon Ranch Co.(1)	477	9,220
Zillow Group, Inc., Class A(1)	572	20,226
Zillow Group, Inc., Class C(1)	2,127	74,445
		1,112,480
Semiconductors and Semiconductor Equipment — 17.8%
Advanced Micro Devices, Inc.(1)	9,411	4,857,017
Allegro MicroSystems, Inc.(1)	836	40,019
Amkor Technology, Inc.	2,558	177,934
Analog Devices, Inc.	2,228	922,058
Applied Materials, Inc.	10,772	4,848,046
Axcelis Technologies, Inc.(1)	963	144,845
Broadcom, Inc.	17,168	7,670,147
CEVA, Inc.(1)	190	7,596
Cirrus Logic, Inc.(1)	1,039	176,578
Cohu, Inc.(1)	1,110	58,553
Diodes, Inc.(1)	72	7,583
Enphase Energy, Inc.(1)	1,114	76,153
Entegris, Inc.	201	27,897
First Solar, Inc.(1)	946	290,223
FormFactor, Inc.(1)	913	113,751
GLOBALFOUNDRIES, Inc.(1)	896	71,653
Intel Corp.(1)	27,397	3,141,888

KLA Corp.	1,961	3,768,473
Kulicke & Soffa Industries, Inc.	1,837	187,172
Lam Research Corp.	19,712	6,271,964
Lattice Semiconductor Corp.(1)	387	56,920
MACOM Technology Solutions Holdings, Inc.(1)	20	7,293
Marvell Technology, Inc.	3,041	623,405
Micron Technology, Inc.	15,146	14,706,766
MKS, Inc.	425	137,810
Monolithic Power Systems, Inc.	148	231,799
NVIDIA Corp.	120,887	25,524,081
NXP Semiconductors NV	1,217	391,083
ON Semiconductor Corp.(1)	8,691	1,048,308
Onto Innovation, Inc.(1)	795	205,301
Penguin Solutions, Inc.(1)	2,773	154,817
Photronics, Inc.(1)	2,191	70,879
Power Integrations, Inc.	132	11,088
Qnity Electronics, Inc.	1,592	248,352
Qorvo, Inc.(1)	848	87,819
QUALCOMM, Inc.	9,686	2,431,380
Rambus, Inc.(1)	1,387	201,753
Semtech Corp.(1)	36	5,491
Silicon Laboratories, Inc.(1)	32	6,963
SiTime Corp.(1)	8	5,682
SkyWater Technology, Inc.(1)	212	8,264
Skyworks Solutions, Inc.	1,852	144,178
SolarEdge Technologies, Inc.(1)	508	38,786
Synaptics, Inc.(1)	660	90,605
Teradyne, Inc.	3,460	1,295,113
Texas Instruments, Inc.	7,342	2,244,303
Universal Display Corp.	323	29,755
Veeco Instruments, Inc.(1)	836	48,187
		82,915,731
Software — 6.3%
A10 Networks, Inc.	2,464	74,265
ACI Worldwide, Inc.(1)	656	28,648
Adeia, Inc.	1,301	34,763
Adobe, Inc.(1)	1,267	328,419
Alarm.com Holdings, Inc.(1)	220	9,924
AppLovin Corp., Class A(1)	109	66,827
Autodesk, Inc.(1)	1,270	293,764
Bentley Systems, Inc., Class B	212	6,920
Bill Holdings, Inc.(1)	158	5,849
Blackbaud, Inc.(1)	18	552
BlackLine, Inc.(1)	70	2,058
Box, Inc., Class A(1)	1,121	30,222
C3.ai, Inc., Class A(1)(2)	599	6,451
Cadence Design Systems, Inc.(1)	1,646	617,135
Cipher Digital, Inc.(1)(2)	6,753	159,708
Clear Secure, Inc., Class A	403	22,346
Clearwater Analytics Holdings, Inc., Class A(1)	202	4,917
Commvault Systems, Inc.(1)	323	38,356
Consensus Cloud Solutions, Inc.(1)	11	378
Crowdstrike Holdings, Inc., Class A(1)	827	604,537
Daily Journal Corp.(1)	1	517
Datadog, Inc., Class A(1)	613	151,626

Docusign, Inc.(1)	1,664	87,393
Dolby Laboratories, Inc., Class A	670	37,393
Dropbox, Inc., Class A(1)	847	22,767
Dynatrace, Inc.(1)	476	20,273
Elastic NV(1)	55	3,559
Fair Isaac Corp.(1)	108	135,064
Fortinet, Inc.(1)	5,510	760,215
Gen Digital, Inc.	2,996	77,267
HubSpot, Inc.(1)	5	1,103
InterDigital, Inc.	1,461	368,303
Intuit, Inc.	693	229,750
JFrog Ltd.(1)	36	2,861
LiveRamp Holdings, Inc.(1)	476	17,879
Manhattan Associates, Inc.(1)	726	108,936
MARA Holdings, Inc.(1)(2)	1,266	18,205
Microsoft Corp.	44,391	19,986,604
Nutanix, Inc., Class A(1)	792	41,239
Oracle Corp.	4,193	946,696
Pagaya Technologies Ltd., Class A(1)	2,804	42,396
Palantir Technologies, Inc., Class A(1)	4,448	696,290
Palo Alto Networks, Inc.(1)	5,473	1,541,689
Pegasystems, Inc.	208	7,432
Progress Software Corp.(1)	534	17,531
PTC, Inc.(1)	52	7,214
Qualys, Inc.(1)	1,436	156,940
Rapid7, Inc.(1)	35	293
Roper Technologies, Inc.	106	34,506
Salesforce, Inc.	1,715	327,737
ServiceNow, Inc.(1)	3,449	428,952
SPS Commerce, Inc.(1)	127	7,207
Synopsys, Inc.(1)	525	249,701
Teradata Corp.(1)	1,232	41,950
Thryv Holdings, Inc.(1)	656	2,545
Trimble, Inc.(1)	369	20,815
Tyler Technologies, Inc.(1)	132	41,336
UiPath, Inc., Class A(1)(2)	90	1,055
Unity Software, Inc.(1)	20	609
Workday, Inc., Class A(1)	527	77,042
Xperi, Inc.(1)	592	4,706
Zeta Global Holdings Corp., Class A(1)	504	11,537
Zoom Communications, Inc., Class A(1)	1,140	115,813
Zscaler, Inc.(1)	116	16,209
		29,205,194
Specialty Retail — 3.1%
1-800-Flowers.com, Inc., Class A(1)(2)	1,438	6,572
Abercrombie & Fitch Co., Class A(1)	2,709	209,189
Advance Auto Parts, Inc.	2,508	151,082
American Eagle Outfitters, Inc.	8,130	128,454
Arhaus, Inc.	2,937	19,883
Asbury Automotive Group, Inc.(1)	640	120,134
AutoNation, Inc.(1)	1,599	300,164
AutoZone, Inc.(1)	35	102,732
Bath & Body Works, Inc.	1,196	23,944
Best Buy Co., Inc.	7,129	555,706
Boot Barn Holdings, Inc.(1)	874	148,466

Buckle, Inc.	1,560	71,557
Build-A-Bear Workshop, Inc.(2)	1,013	37,694
Burlington Stores, Inc.(1)	2,193	710,159
Caleres, Inc.	1,752	25,509
CarMax, Inc.(1)	3,605	160,855
Carvana Co.(1)	3,190	232,870
Cato Corp., Class A(1)	45	146
Chewy, Inc., Class A(1)	1,016	22,901
Dick's Sporting Goods, Inc.	1,779	404,847
Five Below, Inc.(1)	2,385	542,254
Floor & Decor Holdings, Inc., Class A(1)	2,074	106,604
GameStop Corp., Class A(1)	1,227	25,988
Gap, Inc.	11,768	248,893
Genesco, Inc.(1)	656	25,171
Group 1 Automotive, Inc.	9	2,847
Haverty Furniture Cos., Inc.	656	15,213
Home Depot, Inc.	4,349	1,379,242
Lithia Motors, Inc.	971	282,454
Lowe's Cos., Inc.	1,908	408,999
MarineMax, Inc.(1)	1,016	34,991
National Vision Holdings, Inc.(1)	476	7,973
O'Reilly Automotive, Inc.(1)	4,105	356,642
Penske Automotive Group, Inc.	887	148,457
PetMed Express, Inc.(1)	18	39
Revolve Group, Inc.(1)	78	1,529
RH(1)	285	42,320
Ross Stores, Inc.	7,577	1,755,818
Sally Beauty Holdings, Inc.(1)	5,414	71,898
Shoe Carnival, Inc.	656	11,611
Signet Jewelers Ltd.	2,319	202,657
Sonic Automotive, Inc., Class A	854	70,557
TJX Cos., Inc.	17,521	2,711,375
Tractor Supply Co.	15,510	489,030
Ulta Beauty, Inc.(1)	1,575	801,439
Upbound Group, Inc.	1,120	21,515
Urban Outfitters, Inc.(1)	2,624	190,634
Valvoline, Inc.(1)	136	4,590
Victoria's Secret & Co.(1)	4,500	247,500
Wayfair, Inc., Class A(1)	589	42,561
Williams-Sonoma, Inc.	4,711	959,018
Zumiez, Inc.(1)	836	20,591
		14,663,274
Technology Hardware, Storage and Peripherals — 7.4%
Apple, Inc.	87,426	27,282,158
Dell Technologies, Inc., Class C	2,042	859,498
Diebold Nixdorf, Inc.(1)(2)	1,163	94,366
Eastman Kodak Co.(1)	370	3,670
Everpure, Inc., Class A(1)	1,470	116,880
GPGI, Inc., Class A	71	863
Hewlett Packard Enterprise Co.	9,087	391,105
HP, Inc.	3,328	89,989
Immersion Corp.(2)	1,412	9,150
NetApp, Inc.	2,667	464,831
Sandisk Corp.(1)	917	1,554,297
Seagate Technology Holdings PLC	1,781	1,566,924

Super Micro Computer, Inc.(1)	7,347	338,623
Western Digital Corp.	3,182	1,690,310
		34,462,664
Textiles, Apparel and Luxury Goods — 0.9%
Amer Sports, Inc.(1)	208	7,401
Capri Holdings Ltd.(1)	4,242	78,519
Carter's, Inc.	1,310	50,553
Columbia Sportswear Co.	745	49,304
Crocs, Inc.(1)	1,273	151,067
Deckers Outdoor Corp.(1)	4,821	548,871
Ermenegildo Zegna NV(2)	3,242	47,657
G-III Apparel Group Ltd.	2,043	66,050
Gildan Activewear, Inc.	487	29,697
Kontoor Brands, Inc.	1,777	127,535
Levi Strauss & Co., Class A	2,631	61,039
Lululemon Athletica, Inc.(1)	2,576	337,920
Movado Group, Inc.	656	25,112
NIKE, Inc., Class B	11,751	543,249
Oxford Industries, Inc.(2)	850	37,927
PVH Corp.	1,244	116,040
Ralph Lauren Corp.	1,469	534,569
Steven Madden Ltd.	2,190	95,134
Tapestry, Inc.	7,577	1,102,151
Under Armour, Inc., Class A(1)(2)	4,960	29,115
Under Armour, Inc., Class C(1)	3,536	20,261
VF Corp.	18,073	310,494
		4,369,665
Trading Companies and Distributors — 1.1%
Applied Industrial Technologies, Inc.	727	220,870
BlueLinx Holdings, Inc.(1)	462	24,019
Boise Cascade Co.	1,922	134,002
Core & Main, Inc., Class A(1)	1,214	60,032
DNOW, Inc.(1)	3,243	41,478
Fastenal Co.	20,388	901,150
Herc Holdings, Inc.	1,398	185,934
Hudson Technologies, Inc.(1)	1,740	9,257
McGrath RentCorp	717	78,146
MSC Industrial Direct Co., Inc., Class A	890	97,428
NPK International, Inc.(1)	296	4,298
QXO, Inc.(1)(2)	478	8,245
Rush Enterprises, Inc., Class A	2,411	167,155
Rush Enterprises, Inc., Class B	740	48,026
SiteOne Landscape Supply, Inc.(1)	375	40,725
Titan Machinery, Inc.(1)	1,016	22,169
United Rentals, Inc.	1,193	1,187,834
Watsco, Inc.	351	128,852
WESCO International, Inc.	1,065	384,646
WW Grainger, Inc.	1,073	1,324,340
		5,068,606
Water Utilities — 0.0%
American Water Works Co., Inc.	382	47,089
California Water Service Group	801	36,125
		83,214

Wireless Telecommunication Services — 0.3%
Array Digital Infrastructure, Inc.	112	5,696
Gogo, Inc.(1)	1,905	8,706
T-Mobile U.S., Inc.	7,443	1,395,786
		1,410,188
TOTAL COMMON STOCKS (Cost $309,531,761)		464,940,337
RIGHTS — 0.0%
Biotechnology — 0.0%
Blueprint Medicines Corp.(1)	16	7
Mirati Therapeutics, Inc.(1)	384	269
Verve Therapeutics, Inc.(1)	6	4
		280
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc.(1)	2,724	1,444
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	112	114
Hologic, Inc.(1)	1,707	17
		131
Pharmaceuticals — 0.0%
Concert Pharmaceuticals, Inc.(1)	70	26
TOTAL RIGHTS (Cost $1,881)		1,881
WARRANTS — 0.0%
Specialty Retail — 0.0%
GameStop Corp.(1) (Cost $—)	382	1,242
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	405,532	405,532
State Street Navigator Securities Lending Government Money Market Portfolio(3)	574,480	574,480
TOTAL SHORT-TERM INVESTMENTS (Cost $980,012)		980,012
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $310,513,654)		465,923,472
OTHER ASSETS AND LIABILITIES — (0.1)%		(292,163)
TOTAL NET ASSETS — 100.0%		$465,631,309

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $916,820. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $942,174, which includes securities collateral of $367,694.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.